UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Global Core Select

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Report to Stockholders.

Semi-Annual Report

APRIL 30, 2013

BBH GLOBAL CORE SELECT

BBH GLOBAL CORE SELECT

PORTFOLIO ALLOCATION
April 30, 2013 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Canada	$966,776	4.9%
France	1,262,100	6.4
Germany	1,138,503	5.8
Norway	398,251	2.0
Sweden	408,973	2.1
Switzerland	2,547,053	12.9
United Kingdom	1,985,438	10.1
United States	9,380,208	47.5
Cash and Other Assets in Excess of Liabilities	1,637,971	8.3
NET ASSETS	$19,725,273	100.0%

All data as of April 30, 2013. The BBH Global Core Select’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

BBH GLOBAL CORE SELECT

PORTFOLIO ALLOCATION (continued)
April 30, 2013 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$1,644,655	8.3%
Communications	2,881,860	14.6
Consumer Cyclical	2,024,298	10.3
Consumer Non-Cyclical	5,480,780	27.8
Energy	2,647,228	13.4
Financial	1,804,241	9.2
Technology	1,604,240	8.1
Cash and Other Assets in Excess of Liabilities	1,637,971	8.3
NET ASSETS	$19,725,273	100.0%

All data as of April 30, 2013. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

financial statement april 30, 2013	3

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2013 (unaudited)

Shares		Value
	COMMON STOCKS (91.7%)
	CANADA (4.9%)
	ENERGY
18,500	ARC Resources Ltd.	$517,210
	FINANCIAL
7,375	Intact Financial Corp.	449,566
	Total Canada	966,776
	FRANCE (6.4%)
	COMMUNICATIONS
23,300	JCDecaux S.A.	641,832
	CONSUMER NON-CYCLICAL
5,775	Sanofi	620,268
	Total France	1,262,100
	GERMANY (5.8%)
	BASIC MATERIALS
3,100	Brenntag AG	528,691
	ENERGY
8,000	Fuchs Petrolub AG	609,812
	Total Germany	1,138,503
	NORWAY (2.0%)
	ENERGY
11,100	TGS Nopec Geophysical Co. ASA	398,251
	Total Norway	398,251
	SWEDEN (2.1%)
	FINANCIAL
9,000	Svenska Handelsbanken AB (Class A)	408,973
	Total Sweden	408,973

The accompanying notes are an integral part of these financial statements.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Shares		Value
	SWITZERLAND (12.9%)
	CONSUMER NON-CYCLICAL
14,225	Nestle SA	$1,016,550
14,275	Novartis AG	1,061,464
3,575	Straumann Holding AG	469,039
	Total Switzerland	2,547,053
	UNITED KINGDOM (10.1%)
	COMMUNICATIONS
30,100	Pearson, Plc.	547,991
	CONSUMER NON-CYCLICAL
16,100	Diageo, Plc.	491,546
4,200	Reckitt Benckiser Group, Plc.	306,987
112,200	Tesco, Plc.	638,914
		1,437,447
	Total United Kingdom	1,985,438
	UNITED STATES (47.5%)
	BASIC MATERIALS
9,400	Celanese Corp. (Class A)	464,454
5,700	Praxair, Inc.	651,510
		1,115,964
	COMMUNICATIONS
1,396	Google, Inc. (Class A)[1]	1,151,100
15,625	Nielsen Holdings NV	540,937
		1,692,037
	CONSUMER CYCLICAL
9,800	Bed, Bath & Beyond, Inc.[1]	674,240
12,800	Target Corp.	903,168
5,750	Wal-Mart Stores, Inc.	446,890
		2,024,298

The accompanying notes are an integral part of these financial statements.

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BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Shares		Value
	UNITED STATES (continued)
	CONSUMER NON-CYCLICAL
8,200	Baxter International, Inc.	$572,934
3,675	PepsiCo, Inc.	303,078
		876,012
	ENERGY
8,025	Occidental Petroleum Corp.	716,311
5,450	Schlumberger, Ltd.	405,644
		1,121,955
	FINANCIAL
24,900	Wells Fargo & Co.	945,702
	TECHNOLOGY
26,825	Microsoft Corp.	887,907
11,625	QUALCOMM, Inc.	716,333
		1,604,240
	Total United States	9,380,208
	Total Common Stocks (Identified cost $16,206,908)	18,087,302
TOTAL INVESTMENTS (Identified cost $16,206,908)[2]	91.7%	$18,087,302
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	8.3	1,637,971
NET ASSETS	100.0%	$19,725,273

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $16,206,908 the aggregate gross unrealized appreciation is $1,972,941 and the aggregate gross unrealized depreciation is (92,547), resulting in net unrealized appreciation(depreciation) of $1,880,394.

The accompanying notes are an integral part of these financial statements.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statement april 30, 2013	7

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2013
Basic Materials	$1,115,964	$528,691	$—	$1,644,655
Communications	1,692,037	1,189,823	—	2,881,860
Consumer Cyclical	2,024,298	—	—	2,024,298
Consumer Non-Cyclical	876,012	4,604,768	—	5,480,780
Energy	1,639,165	1,008,063	—	2,647,228
Financials	1,395,268	408,973	—	1,804,241
Technology	1,604,240	—	—	1,604,240
Total	$10,346,984	$7,740,318	$—	$18,087,302

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of April 30, 2013, based on the valuation input levels on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

BBH GLOBAL CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $16,206,908)	$18,087,302
Cash	2,129,752
Foreign currency at value (Identified cost $100,105)	100,248
Receivables for:
Dividends	43,508
Shares sold	26,355
Investment advisory and administrative fees waiver reimbursement	20,159
Investments sold	3,321
Total Assets	20,410,645
LIABILITIES:
Payables for:
Investments purchased	646,317
Investment advisory and administrative fees	14,344
Custody and fund accounting fees	7,757
Professional fees	6,561
Board of Trustees’ fees	5,222
Shareholder servicing fees	2,265
Transfer agent fees	721
Distribution fees	441
Accrued expenses and other liabilities	1,744
Total Liabilities	685,372

NET ASSETS	$19,725,273
Net Assets Consist of:
Paid-in capital	$17,797,630
Undistributed net investment income	46,535
Accumulated net realized gain on investments in securities and
foreign exchange transactions	571
Net unrealized appreciation/(depreciation) on investments in securities
and foreign currency translations[1]	1,880,537
Net Assets	$19,725,273
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($19,488,092 ÷ 1,900,790 shares outstanding)	$10.25
RETAIL CLASS SHARES
($237,181 ÷ 23,149 shares outstanding)	$10.25

[1]	Includes unrealized appreciation from the investments carried forward on a cost basis in the tax-free transaction from the BBH Global Funds, LLC to BBH Global Core Select (See Note 7).

The accompanying notes are an integral part of these financial statements.

financial statement april 30, 2013	9

BBH GLOBAL CORE SELECT

STATEMENT OF OPERATIONS

For the period from March 28, 2013 (commencement of operations) to April 30, 2013 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $6,632)	$65,431
Total Income	65,431
Expenses:
Investment advisory and administrative fees	14,344
Custody and fund accounting fees	7,757
Professional fees	6,561
Board of Trustees’ fees	5,222
Shareholder servicing fees	2,265
Transfer agent fees	721
Distribution fees	441
Miscellaneous expenses	1,744
Total Expenses	39,055
Investment advisory and administrative fees waiver	(20,159)
Net Expenses	18,896
Net Investment Income	46,535

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on foreign exchange
transactions and translations	571
Net change in unrealized appreciation/(depreciation)
on investments in securities	426,295
Net change in unrealized appreciation/(depreciation) on
foreign currency translations	614
Net change in unrealized appreciation/(depreciation) on
investments in securities and foreign currency translations	426,909
Net Realized and Unrealized Gain	427,480
Net Increase in Net Assets Resulting from Operations	$474,015

The accompanying notes are an integral part of these financial statements.

BBH GLOBAL CORE SELECT

STATEMENT OF CHANGES IN NET ASSETS

April 30, 2013 (unaudited)

For the period from March 28, 2013 (commencement of operations) to April 30, 2013
INCREASE IN NET ASSETS:
Operations:
Net investment income	$46,535
Net realized gain on investments in securities and
foreign exchange transactions and translations	571
Net change in unrealized appreciation/(depreciation) on
investments in securities and foreign currency translations	426,909
Net increase in net assets resulting from operations	474,015

Dividends and distributions declared:
From net investment income:
From net realized gains:
Share transactions:
Shares issued in connection with the merger	15,389,487
Proceeds from sales of shares	3,861,771
Net increase in net assets resulting from share transactions	19,251,258
Total increase in net assets	19,725,273

NET ASSETS:
Beginning of period	—
End of period (including undistributed net investment income
of $46,535)	$19,725,273

The accompanying notes are an integral part of these financial statements.

financial statement april 30, 2013	11

BBH GLOBAL CORE SELECT

FINANCIAL HIGHLIGHTS (unaudited)

Selected per share data and ratios for a Class N share outstanding throughout each period.

For the period from March 28, 2013 (commencement of operations) to April 30, 2013
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income[1]	0.03
Net realized and unrealized gain	0.22
Total income from investment operations	0.25
Less dividends and distributions:
Net asset value, end of period	$10.25
Total return	2.50%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$19
Ratio of expenses to average net assets before reductions	2.58%[2]
Fee waiver	1.33%[2,3]
Expense offset arrangement	0.00%
Ratio of expenses to average net assets after reductions	1.25%[2]
Ratio of net investment income to average net assets	3.08%[2]
Portfolio turnover rate	0.00%[4]

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized.
[3]	The ratio of expenses to average net assets for the period ended April 30, 2013 reflects fees reduced as result of a contractual operating expense limitation of the Fund to 1.25%. The agreement is effective for the period beginning on March 28, 2013 and will terminate on April 1, 2014, unless it is renewed by all parties to the agreement. For the period ended April 30, 2013 the waived fees were $20,039.
[4]	Represents Fund portfolio turnover for the one month ended April 30, 2013.

The accompanying notes are an integral part of these financial statements.

BBH GLOBAL CORE SELECT

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Retail Class share outstanding throughout each period.

For the period from April 2, 2013 (commencement of operations) to April 30, 2013
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income[1]	0.02
Net realized and unrealized gain	0.23
Total income from investment operations	0.25
Less dividends and distributions:
Net asset value, end of period	$10.25
Total return	2.50%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$0 [2]
Ratio of expenses to average net assets before reductions	2.89%[3]
Fee waiver	1.39%[3,4]
Expense offset arrangement	0.00%
Ratio of expenses to average net assets after reductions	1.50%[3]
Ratio of net investment income to average net assets	2.71%[3]
Portfolio turnover rate	0.00%[5]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than 1,000,000
[3]	Annualized.
[4]	The ratio of expenses to average net assets for the period ended April 30, 2013 reflects fees reduced as result of a contractual operating expense limitation of the Fund to 1.50%. The agreement is effective for the period beginning on March 28, 2013 and will terminate on April 1, 2014, unless it is renewed by all parties to the agreement. For the period ended April 30, 2013 the waived fees were $120.
[5]	Represents Fund portfolio turnover for the one month ended April 30, 2013.

The accompanying notes are an integral part of these financial statements.

financial statement april 30, 2013	13

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS

As of and for the period ended April 30, 2013 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund is the successor to the BBH private investment partnership, BBH Global Funds, LLC – Global Core Select, which launched on April 2, 2012. The Fund commenced operations on March 28, 2013. The Fund offers both Class N shares and Retail Class shares. Neither Class N shares nor Retail Class shares convert to any other class of shares of the Fund. As of April 30, 2013, there were five series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) for securities traded on international exchanges, if events which may materially affect the value of the Fund’s securities occur after the close of the primary exchange and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to value international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
As of and for the period ended April 30, 2013 (unaudited)

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments.
E.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on

financial statement april 30, 2013	15

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
As of and for the period ended April 30, 2013 (unaudited)

the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC 740”) Income Taxes. ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the period ended April 30, 2013, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

F.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
G.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are generally declared and paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
As of and for the period ended April 30, 2013 (unaudited)

Total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Recent Accounting Pronouncements. In January 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update was issued to narrow the broad scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was issued in December 2011. This update requires an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The required disclosures for both pronouncements are effective for annual reporting periods starting from January 1, 2013 and interim periods within those annual periods and apply retrospectively for all periods being reported. The Fund expects to adopt these new disclosure requirements for the October 31, 2013 annual report. Management is currently evaluating the adoption of these ASUs on the Fund’s financial statements and note disclosures.
4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective March 28, 2013, (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.95% of the Fund’s average daily net assets. For the period ended April 30, 2013, the Fund incurred $14,344 under the Agreement.

financial statement april 30, 2013	17

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
As of and for the period ended April 30, 2013 (unaudited)

B.	Investment Advisory and Administrative Fee Waivers. Effective March 28, 2013, (commencement of operations), the SID contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.25%. The agreement will terminate on April 1, 2014, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the period ended April 30, 2013, the SID waived fees in the amount of $20,039 and $120 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of Class N and Retail Class shares’ average daily net assets. For the period ended April 30, 2013, the Fund incurred shareholder servicing fees in the amount of $2,251 and $14 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement, it is anticipated that total operating expenses for Retail Class shares will be 1.50% of the average daily net assets. For the period ended April 30, 2013, Retail Class shares of the Fund incurred $21 for Distribution (12b-1) Fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of the fund’s net assets. For the period ended April 30, 2013, the Fund incurred $7,757 in custody and fund accounting fees.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the period ended April 30, 2013, the Fund incurred $5,222 in non-interested Trustee compensation and reimbursements.

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
As of and for the period ended April 30, 2013 (unaudited)

5.	Investment Transactions. For the period ended April 30, 2013, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $4,429,582 and $0, respectively.
6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:

	4/30/2013*
	Shares	Dollars
Class N
Shares issued in connection with the merger	1,538,949	$15,389,487
Shares sold	361,841	3,629,096
Net increase	1,900,790	$19,018,583

Retail Class
Shares sold	23,149	$232,675
Net increase	23,149	$232,675

*	The periods represented are from March 28, 2013 (commencement of operations) to April 30, 2013 for Class N and from April 2, 2013 (commencement of operations) to April 30, 2013 for the Retail Class.
7.	Acquisition of BBH Global Funds, LLC — Global Core Select Series. On March 28, 2013, the Fund acquired all of the net assets of BBH Global Funds, LLC — Global Core Select Series (the “Series”), a series of a multi-series limited liability company organized under the Delaware Limited Liability Company Act, pursuant to an Agreement and Plan of Reorganization and Exchange executed by BBH Trust and the Managing Member of BBH Global Funds, LLC. The purpose of the transaction was to combine two funds with like investment objectives and strategies under one registered investment adviser. The acquisition was accomplished by a tax-free exchange of 1,538,949 shares of the Fund, valued at $15,389,487, for all of the membership units of the Series outstanding on March 28, 2013. The investment portfolio of the Series, with a fair value of $13,231,593 and identified cost of $11,778,669 at March 28, 2013, was the principal asset acquired by the Fund. For financial reporting purposes, assets received by and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Series was carried forward to align the ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the Fund had net assets of $0.

financial statement april 30, 2013	19

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
As of and for the period ended April 30, 2013 (unaudited)

8. Principal Risk Factors and Indemnifications.

A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), non-U.S. currencies invested in by the Fund depreciating against the U.S. dollar (currency exchange rate risk), risks from investing in securities of issuers based in developing countries (emerging markets risk), or price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies (medium-sized company risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). The Fund’s Shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

9. Subsequent Events.

Management has evaluated events and transactions that may have occurred since April 30, 2013 through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements.

BBH GLOBAL CORE SELECT

DISCLOSURE OF FUND EXPENSES
April 30, 2013 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 28, 2013 (commencement of operations) to April 30, 2013).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statement april 30, 2013	21

BBH GLOBAL CORE SELECT

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2013 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 28, 2013	Ending Account Value April 30, 2013	Expenses Paid During Period March 28, 2013 to April 30, 2013[1]
Class N
Actual	$1,000	$1,025	$1.04
Hypothetical[2]	$1,000	$1,003	$1.03

	Beginning Account Value March 28, 2013	Ending Account Value April 30, 2013	Expenses Paid During Period March 28, 2013 to April 30, 2013[1]
Retail Class
Actual	$1,000	$1,025	$1.17
Hypothetical[2]	$1,000	$1,003	$1.15

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.50% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 30/365 and 28/365 for Class N and Retail Class shares, respectively, (to reflect the one-month period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION
April 30, 2013 (unaudited)

Board Approval of Investment Advisory and Administrative Services Agreement

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of whom are Independent Trustees, held an in person meeting on March 8, 2013, to consider the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the Fund. In approving the Agreement, the Board determined that the terms of the Agreement were fair and reasonable.

Both in the meeting specifically held to address the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel and operations. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive sessions outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Pursuant to the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, would be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information specific to the Fund during the in person meeting held on March 8, 2013, regarding the nature, extent and quality of services to be provided by the Investment Adviser. The Board also considered information received during the year regarding the nature, extent and quality of services provided to the existing series of the Trust, including portfolio management, supervision of operations and compliance and regulatory filings, disclosures to shareholders, general oversight of service providers, assisting the Board, including the Independent Trustees, in their capacity as Trustees, CCO services for the Trust and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Trust and to be dedicated to the Fund, noting that BBH would also provides administrative, custody, accounting and shareholder services to the Fund.

financial statement april 30, 2013	23

BBH GLOBAL CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2013 (unaudited)

In examining the nature, extent and quality of the services to be provided pursuant to the Agreement, the Board considered the services historically provided by the Investment Adviser to the Trust’s existing series and their shareholders. The Board considered that the Investment Adviser’s investment management responsibilities for the Fund would be substantially similar to those provided to the Trust’s existing series, including its investment management philosophy and technique and its methods, to ensure compliance with the investment objectives, policies and restrictions of the Fund.

The Board considered and was satisfied with the qualifications and expertise of the portfolio management team that would be responsible for the management of the Fund. Based on the totality of the information considered, the Board concluded that the Investment Adviser had sufficient resources and experience to provide advisory services to the Fund and that it was satisfied with the nature, extent and quality of the services to be provided by the Investment Adviser.

The Board considered the proposed fees to be paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services to be provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that would be in place for the Fund and considered the proposed fee rates, after taking into account the waiver. The Board considered the depth and range of services to be provided pursuant to the Agreement, noting that the Investment Adviser also would coordinate the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s proposed investment advisory and administration fee and the Fund’s proposed net total expenses with those of a selection of peer funds. The Board recognized that it is difficult to make comparisons of the proposed fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the proposed advisory and administration fee appeared to be reasonable in view of industry peers and in light of the services to be rendered.

The Board noted that the proposed fee schedule for the Fund does not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Board concluded that the proposed fees to be paid by the Fund to Investment Adviser seemed reasonable based in view of industry peers.

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST
April 30, 2013 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be bunched or aggregated with orders for other BBH client accounts. BBH however is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

financial statement april 30, 2013	25

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH

BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics.

financial statement april 30, 2013	27

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN
MUTUAL FUND ADVISORY
DEPARTMENT
140 BROADWAY
NEW YORK, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/Radford W. Klotz

Radford W. Klotz

Title:  President (Principal Executive Officer)

Date: March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/Radford W. Klotz

Radford W. Klotz

Title: President (Principal Executive Officer)

Date: March 26, 2014

By: (Signature and Title)

/s/Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: March 26, 2014